LONG-TERM DEBT, NET (2020 Credit Facilities) - Additional Information (Detail) $ in Thousands				12 Months Ended
	Jan. 27, 2021 HKD ($)	Jan. 21, 2021 USD ($)	Apr. 29, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 HKD ($)	May 06, 2020 USD ($)	May 06, 2020 HKD ($)	Apr. 29, 2020 HKD ($)
Long-Term Debt [Line Items]
Total outstanding borrowings				$ 5,700,168	$ 4,451,278
Amount available for future drawdown				1,744,637
Repayments of long-term debt				$ 1,454,837	$ 2,592,631	$ 592,573
2020 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity			$ 1,915,947							$ 14,850,000,000
Term of maturity			5 years
Maturity date				Apr. 29, 2025
Loan commitment fees recognized				$ 6,022
Total outstanding borrowings				249,910			$ 1,937,500,000	$ 352,189	$ 2,730,000,000
Amount available for future drawdown				$ 1,665,532			$ 12,912,500,000
Repayments of long-term debt	$ 1,937,500,000	$ 249,887
2020 Credit Facilities [Member] | Maximum [Member] | Revolving Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate			2.00%
2020 Credit Facilities [Member] | Minimum [Member] | Revolving Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate			1.00%